UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03189

Name of Fund: BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series
Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust, 800 Scudders
Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-
9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2009

Date of reporting period: 06/01/2008 – 08/31/2008

Item 1 – Schedule of Investments

BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust
Schedule of Investments August 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Issue	(000)	Value

Certificates of Deposit - Yankee - 18.7%

BNP Paribas, NY, 2.63%, 10/02/08	$ 570	$ 570,000
BNP Paribas, NY, 2.735%, 10/16/08	813	813,000
BNP Paribas, NY, 2.85%, 12/04/08	350	350,000
BNP Paribas, NY, 2.845%, 12/08/08	560	560,000
Banco Bilbao Vizcaya Argentaria SA, NY, 3%, 10/24/08	1,320	1,320,000
Banco Bilbao Vizcaya Argentaria SA, NY, 3.185%, 12/24/08	375	375,000
Bank of Montreal, Chicago, 2.903%, 11/10/08 (a)	530	530,000
Bank of Scotland Plc, NY, 2.68%, 10/02/08	385	385,000
Bank of Scotland Plc, NY, 2.891%, 10/27/08 (a)	400	400,000
Bank of Scotland Plc, NY, 2.93%, 11/17/08	700	700,000
Barclays Bank Plc, NY, 2.75%, 11/21/08	1,000	1,000,000
DnB NOR Bank ASA, NY, 2.85%, 12/05/08	1,000	1,000,000
KBC Bank NV, NY, 2.65%, 9/08/08	1,800	1,800,000
Nordea Bank Finland Plc, NY, 2.65%, 10/15/08	700	700,000
Nordea Bank Finland Plc, NY, 4.82%, 10/17/08	620	620,007
Rabobank Nederland NV, NY, 3.01%, 2/19/09	450	450,000
Societe Generale, NY, 3.11%, 10/24/08	500	500,007
Svenska Handelsbanken AB, NY, 2.61%, 10/01/08	435	435,000
Toronto-Dominion Bank, NY, 2.74%, 9/19/08	500	500,000
Toronto-Dominion Bank, NY, 2.83%, 12/05/08	150	150,000
Toronto-Dominion Bank, NY, 3%, 12/16/08	100	100,000
Toronto-Dominion Bank, NY, 3.11%, 12/30/08	1,000	1,000,000
Toronto-Dominion Bank, NY, 3.03%, 1/15/09	500	500,000
Toronto-Dominion Bank, NY, 3.03%, 2/11/09	200	200,000
Unicredito Italiano, NY, 2.95%, 11/19/08	1,000	1,000,000

Total Certificates of Deposit - Yankee		15,958,014

Commercial Paper (b) - 71.9%

APRECO, LLC, 2.71%, 9/08/08	500	499,774
APRECO, LLC, 2.85%, 10/02/08	1,200	1,197,150
APRECO, LLC, 2.84%, 10/10/08	500	498,501
Amstel Funding Corp., 2.80%, 9/15/08	1,712	1,710,269
Amstel Funding Corp., 3%, 11/13/08	1,000	994,000
Amsterdam Funding Corp., 2.77%, 11/10/08	750	746,018
Atlantis One Funding Corp., 2.67%, 9/04/08	959	958,858
Atlantis One Funding Corp., 2.80%, 10/10/08	685	682,975
Banco Bilbao Vizcaya Argentaria SA, 2.88%, 10/08/08	553	551,407
Banco Bilbao Vizcaya Argentaria SA, 2.88%, 10/14/08	600	597,984
Banco Santander Puerto Rico, 2.75%, 9/08/08	750	749,656
Bank of America Corp., 2.741%, 12/08/08	1,000	992,615
Bank of America Corp., 2.912%, 12/16/08	305	302,410
Bank of America Corp., 2.955%, 12/31/08	600	594,090
Beethoven Funding Corp., 2.80%, 9/12/08	1,113	1,112,134
Beethoven Funding Corp., 2.85%, 9/22/08	1,000	998,417
CBA (Delaware) Finance Inc., 2.71%, 10/03/08	1,500	1,496,499

BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust
Schedule of Investments August 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Issue	(000)	Value

Commercial Paper (b)

CBA (Delaware) Finance Inc., 2.70%, 11/10/08	$ 1,000	$ 994,825
CHARTA, LLC, 2.80%, 11/07/08	1,741	1,732,063
Cancara Asset Securitization LLC, 2.728%, 9/15/08	2,572	2,569,446
Clipper Receivables Co. LLC, 3%, 9/10/08	500	499,667
Clipper Receivables Co. LLC, 2.952%, 10/10/08	3,000	2,990,510
Clipper Receivables Co. LLC, 2.93%, 10/20/08	500	498,047
Curzon Funding Ltd., 2.43%, 9/02/08	3,000	3,000,000
DANSKE Corp., 2.62%, 9/30/08	500	498,981
Dakota Notes Program, 2.88%, 9/12/08	500	499,600
DnB NOR Bank ASA, 3.02%, 10/20/08	750	746,980
Ebbets Funding LLC, 2.62%, 9/02/08	2,480	2,480,000
Erasmus Capital Corp., 2.66%, 9/17/08	1,000	998,892
Galleon Capital LLC, 2.92%, 9/04/08	500	499,919
Galleon Capital LLC, 2.80%, 10/06/08	1,200	1,196,827
KBC Financial Products International Ltd., 2.69%, 9/05/08	1,000	999,776
KBC Financial Products International Ltd., 2.72%, 10/14/08	600	598,096
Liberty Street Funding LLC, 2.70%, 9/08/08	1,000	999,550
Mazarin Funding Corp., 2.83%, 10/17/08	1,000	996,462
Nieuw Amsterdam Receivables Corp., 2.83%, 10/27/08	1,000	995,676
Nieuw Amsterdam Receivables Corp., 2.82%, 11/03/08	1,000	995,143
Nordea North America, Inc., 2.75%, 10/14/08	850	847,273
Old Line Funding, LLC, 2.77%, 10/21/08	786	783,037
Palisade CP Notes of the Citibank Omni Master Trust, 2.70%, 9/04/08	365	364,945
Raiffeisen Zentralbank Oesterreich AG, 2.74%, 10/14/08	1,000	996,803
Raiffeisen Zentralbank Oesterreich AG, 2.90%, 10/15/08	1,000	996,536
Raiffeisen Zentralbank Oesterreich AG, 2.87%, 10/17/08	500	498,206
Raiffeisen Zentralbank Oesterreich AG, 2.88%, 10/21/08	1,000	996,080
Regency Markets No. 1 LLC, 2.85%, 10/10/08	1,000	996,992
Regency Markets No. 1 LLC, 2.81%, 10/15/08	700	697,651
SanPaolo IMI U.S. Financial Co., 2.72%, 9/25/08	1,500	1,497,393
SanPaolo IMI U.S. Financial Co., 3.06%, 1/13/09	1,200	1,186,434
Societe Generale North America Inc., 2.80%, 10/14/08	750	747,550
Societe Generale North America Inc., 2.80%, 10/23/08	500	498,017
Societe Generale North America Inc., 2.76%, 11/07/08	2,000	1,989,880
Solitaire Funding LLC, 2.75%, 10/06/08	965	962,494
Surrey Funding Corp., 2.70%, 9/24/08	500	499,175
UBS Finance (Delaware), LLC, 2.85%, 10/27/08	600	597,388
UBS Finance (Delaware), LLC, 2.82%, 10/30/08	1,000	995,457
Versailles Commercial Paper, LLC, 2.897%, 9/02/08	2,000	2,000,000
Westpac Banking Corp., 2.71%, 10/03/08	2,500	2,494,166
Westpac Banking Corp., 2.72%, 11/12/08	1,200	1,193,563

Total Commercial Paper		61,312,257

Corporate Notes - 5.7%

Bank of Ireland, 2.481%, 9/19/08 (a)(b)	700	700,000
Bank of Montreal, Chicago, 2.96%, 9/05/09 (a)(c)	550	550,000

BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust
Schedule of Investments August 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Issue	(000)	Value

Corporate Notes

Deutsche Bank AG, NY, 3.011%, 1/21/09 (a)	$ 475	$ 475,000
HSBC USA, Inc., 3.188%, 5/15/09 (a)	250	250,000
ING Bank, 3.132%, 8/24/09 (a)(c)	400	400,000
ING U.S.A. Global Funding, 3.143%, 6/19/09 (a)	155	155,000
Lloyd's TSB Group Plc, 3.102%, 8/07/09 (a)(c)	500	500,000
Nordea Bank AB, 3.149%, 8/24/09 (a)(c)	500	500,000
Royal Bank of Scotland Group Plc, 2.959%, 9/26/08 (a)(c)	1,000	1,000,000
Wachovia Bank, NA, 3.191%, 8/04/09 (a)	350	350,000

Total Corporate Notes		4,880,000

U.S. Government, Agency & Instrumentality Obligations - 3.9%

Fannie Mae Discount Notes, 2.49%, 9/08/08 (b)	290	289,880
Fannie Mae Discount Notes, 2.49%, 9/10/08 (b)	180	179,900
Federal Home Loan Bank Variable Rate Notes, 2.623%, 3/20/09 (a)	345	345,176
Federal Home Loan Bank Variable Rate Notes, 2.389%, 8/13/09 (a)	350	350,000
Federal Home Loan Bank Variable Rate Notes, 2.369%, 8/14/09 (a)	535	534,949
Freddie Mac Variable Rate Notes, 2.669%, 9/25/09 (a)	1,010	1,009,684
Freddie Mac Variable Rate Notes, 2.40%, 9/28/09 (a)	610	609,838

Total U.S. Government, Agency & Instrumentality Obligations		3,319,427

Total Investments (Cost - $85,469,698*) - 100.2%		85,469,698
Liabilities in Excess of Other Assets - (0.2)%		(203,916)

Net Assets - 100.0%	$ 85,265,782

* Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(b)	The interest rates shown reflect the discount rates at the time of purchase.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered liquid.

BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Schedule of Investments August 31, 2008 (Unaudited)

Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of August 31, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities

Level 1	-
Level 2	$ 85,469,698
Level 3	-

Total	$ 85,469,698

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

By: Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series
Trust

Date: October 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series
Trust

Date: October 20, 2008

By: Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series
Trust

Date: October 20, 2008